Lease liabilities (non-current and current) - Summary of Changes in Carrying Amount of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Balance at beginning of year	€ 53,593	€ 57,367
Additions for new leases	3,194	10,083
Interest expenses	2,603	2,589	€ 2,291
Lease payments	(12,693)	(12,496)	(14,251)
Disposal of leases	(58)	(260)
Adjustments due to remeasurements	9,084	850
Adjustments due to modifications	41	(327)
Covid-19 rent concessions	(1,515)	(1,799)
Effect of translation adjustments	2,889	(2,414)
Balance at end of year	€ 57,138	€ 53,593	€ 57,367